SHARE-BASED PAYMENTS - Assumptions (Details) - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Share-based Payment Arrangements [Abstract]
Common share price (in dollars per share)	$ 27.85	$ 30.87
Exercise price (in dollars per share)	$ 28.66	$ 32.92
Dividend yield (in percent)	0.72%	0.65%
Expected volatility (in percent)	41.88%	42.12%
Risk free interest rate (in percent)	3.73%	3.30%
Expected stock option life (in years)	4 years 6 months	4 years 6 months